Grupo Santander - Tender offer for shares of Banco Santander Mexico (Details) - Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
€ / shares in Units, € in Millions
				1 Months Ended
	Mar. 26, 2021	Jul. 23, 2019 EUR (€)	Apr. 12, 2019	Dec. 10, 2021 $ / shares $ / shares	Dec. 10, 2021 $ / shares	Dec. 10, 2021 EUR (€) Rate	Dec. 10, 2021 € / shares
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest not held by entity	8.30%		25.00%
Number of shares per American Depository Share | Rate						500.00%
Share capital contributed (as a percent)		2.35%	16.69%			4.50%
Proportion of ownership interest in entity			91.65%	96.20%	96.20%		96.20%
Expected consideration (in monetary units per share) | (per share)				$ 26.5	$ 26.5		€ 1
Expected consideration per American Depositary Share (in monetary units per share) | (per share)				$ 6.2486	$ 132.50
Consideration paid (received)						€ 335
Decrease in reserves		€ 670				41
Decrease in minority interests		€ 1,012				€ 294